Goodwill and Other Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Purchased software [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	$ 429	$ 337
Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	1,711	1,555
In process software not subject to amortization [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	$ 933	$ 986